PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Contractual commitments for acquisition of property, plant and equipment	R 2,308.2	R 2,136.8
Mine plant facilities and equipment | Bottom of range | Ergo
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Useful lives	1 year	1 year	1 year
Mine plant facilities and equipment | Bottom of range | FWGR
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Useful lives	1 year	1 year	2 years
Mine plant facilities and equipment | Top of range | Ergo
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Useful lives	22 years	18 years	19 years
Mine plant facilities and equipment | Top of range | FWGR
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Useful lives	16 years	17 years	18 years
Solar power plant and BESS | 60MW solar photovoltaic plant
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Useful lives	25 years
Solar power plant and BESS | 160mWh battery energy storage system
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Useful lives	20 years